Changes In The Carrying Amount Of Goodwill By Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	$ 192.5	$ 197.9
Transferred to assets held for sale		(1.3)
Translation adjustments	(0.2)	(4.1)
Balance at end of year	192.3	192.5
Services
Goodwill [Line Items]
Balance at beginning of year	84.2	86.9
Translation adjustments	(0.6)	(2.7)
Balance at end of year	83.6	84.2
Technology
Goodwill [Line Items]
Balance at beginning of year	108.3	111.0
Transferred to assets held for sale		(1.3)
Translation adjustments	0.4	(1.4)
Balance at end of year	$ 108.7	$ 108.3